Income Taxes - Schedule of Significant Components of the Income Tax Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Significant Components of the Income Tax Expenses [Abstract]
Current income tax expenses	$ 1,425,811	$ 1,512,881	$ 1,686,239
Deferred income tax (benefit) expenses	(5,670)	21,910	(49,933)
Total income tax expenses	$ 1,420,141	$ 1,534,791	$ 1,636,306